Mortgage-Backed Securities Held to Maturity (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Transferred securities, amortized cost		$ 3,600,000
Transferred to available-for-sale securities, unrealized gain (loss)		351,000
Net unrealized gain recorded as other comprehensive income		231,000
Mortgage-backed securities sold, realized gain	331,000
Mortgage backed securities held to maturity [Abstract]
Amortized Cost		0	3,888,000
Gross Unrealized Gains			360,000
Gross Unrealized Losses			0
Fair Value			4,248,000
FNMA Pass-through Certificates [Member]
Mortgage backed securities held to maturity [Abstract]
Amortized Cost			2,055,000
Gross Unrealized Gains			211,000
Gross Unrealized Losses			0
Fair Value			2,266,000
FHLMC Pass-through Certificates [Member]
Mortgage backed securities held to maturity [Abstract]
Amortized Cost			1,833,000
Gross Unrealized Gains			149,000
Gross Unrealized Losses			0
Fair Value			$ 1,982,000